Intangible Assets (Details 4) (Mortgage Service Rights)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgage Service Rights
Assumptions used in estimating the fair value of mortgage service rights
Weighted - Average Constant Prepayment Rate (as a percent)	9.48%	18.60%
Weighted - Average Note Rate (as a percent)	4.01%	4.22%
Weighted - Average Discount Rate (as a percent)	9.06%	7.99%
Weighted - Average Expected Life (in years)	6 years 1 month 6 days	3 years 10 months 24 days